Segment Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Reportable Segments
The following tables summarize information for the reportable segments for the periods presented:

	Three Months Ended September 30, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$52,502,410	$—	$—	$52,502,410
Ancillary operating revenue	2,255,170	—	—	2,255,170
Managed REIT Platform revenue	—	2,517,853	—	2,517,853
Reimbursable costs from Managed REITs	—	1,429,527	—	1,429,527

Total revenues	54,757,580	3,947,380	—	58,704,960

Operating expenses:
Property operating expenses	16,316,563	—	—	16,316,563
Managed REIT Platform expense	—	1,307,006	—	1,307,006
Reimbursable costs from Managed REITs	—	1,429,527	—	1,429,527
General and administrative	—	—	6,277,252	6,277,252
Depreciation	13,195,987	—	231,151	13,427,138
Intangible amortization expense	1,682,861	48,930	—	1,731,791
Acquisition expenses	75,933	—	—	75,933

Total operating expenses	31,271,344	2,785,463	6,508,403	40,565,210

Income (loss) from operations	23,486,236	1,161,917	(6,508,403)	18,139,750
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(274,236)	(274,236)
Equity in earnings (losses) from investments in Managed REITs	—	(444,043)	—	(444,043)
Other, net	(94,186)	696,786	(169,9 955)	432,645
Interest expense	(15,883,077)	—	(42,363)	(15,925,440)
Income tax (expense) benefit	1,162,745	(106,011)	(6,684)	1,050,050

Net income (loss)	$8,671,718	$1,308,649	$(7,001,641)	$2,978,726

	Three Months Ended September 30, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$51,022,976	$—	$—	$51,022,976
Ancillary operating revenue	2,209,695	—	—	2,209,695
Managed REIT Platform revenue	—	2,055,224	—	2,055,224
Reimbursable costs from Managed REITs	—	1,165,994	—	1,165,994

Total revenues	53,232,671	3,221,218	—	56,453,889

Operating expenses:
Property operating expenses	15,984,019	—	—	15,984,019
Managed REIT Platform expense	—	725,599	—	725,599
Reimbursable costs from Managed REITs	—	1,165,994	—	1,165,994
General and administrative	—	—	7,330,245	7,330,245
Depreciation	12,965,473	—	255,443	13,220,916
Intangible amortization expense	4,801,004	48,930	—	4,849,934
Acquisition expenses	77,813	—	—	77,813
Contingent earnout adjustment	—	200,626	—	200,626

Total operating expenses	33,828,309	2,141,149	7,585,688	43,555,146
Income (loss) from operations	19,404,362	1,080,069	(7,585,688)	12,898,743
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(187,123)	(187,123)
Equity in earnings (losses) from investments in Managed REITs	—	(340,164)	—	(340,164)
Other, net	645,520	444,287	640,150	1,729,957
Interest expense	(11,709,293)	—	(43,363)	(11,752,656)
Income tax (expense) benefit	70,245	(92,725)	(79,753)	(102,233)

Net income (loss)	$8,410,834	$1,091,467	$(7,255,777)	$2,246,524

	Nine Months Ended September 30, 2023
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$155,457,123	$—	$—	$155,457,123
Ancillary operating revenue	6,625,943	—	—	6,625,943
Managed REIT Platform revenue	—	9,115,093	—	9,115,093
Reimbursable costs from Managed REITs	—	4,232,436	—	4,232,436

Total revenues	162,083,066	13,347,529	—	175,430,595

Operating expenses:
Property operating expenses	49,332,858	—	—	49,332,858
Managed REIT Platform expense	—	2,538,073	—	2,538,073
Reimbursable costs from Managed REITs	—	4,232,436	—	4,232,436
General and administrative	—	—	19,995,770	19,995,770
Depreciation	39,425,200	—	650,131	40,075,331
Intangible amortization expense	5,340,396	146,791	—	5,487,187
Acquisition expenses	118,229	—	—	118,229

Total operating expenses	94,216,683	6,917,300	20,645,901	121,779,884

Income (loss) from operations	67,866,383	6,430,229	(20,645,901)	53,650,711
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(1,215,114)	(1,215,114)
Equity in earnings (losses) from investments in Managed REITs	—	(893,793)	—	(893,793)
Other, net	126,923	2,535,800	(286,585)	2,376,138
Interest expense	(45,407,435)	—	(126,451)	(45,533,886)
Income tax (expense) benefit	705,693	(198,892)	399,823	906,624

Net income (loss)	$23,291,564	$7,873,344	$(21,874,228)	$9,290,680

	Nine Months Ended September 30, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$140,551,208	$—	$—	$140,551,208
Ancillary operating revenue	6,282,850	—	—	6,282,850
Managed REIT Platform revenue	—	5,877,454	—	5,877,454
Reimbursable costs from Managed REITs	—	3,514,486	—	3,514,486

Total revenues	146,834,058	9,391,940	—	156,225,998

Operating expenses:
Property operating expenses	42,726,575	—	—	42,726,575
Managed REIT Platform expense	—	1,732,710	—	1,732,710
Reimbursable costs from Managed REITs	—	3,514,486	—	3,514,486
General and administrative	—	—	21,114,475	21,114,475
Depreciation	35,498,513	—	656,495	36,155,008
Intangible amortization expense	12,799,016	423,775	—	13,222,791
Acquisition expenses	780,684	—	—	780,684
Contingent earnout adjustment	—	1,514,447	—	1,514,447
Write-off of equity interest and preexisting relationships upon acquisition of control	—	2,049,682	—	2,049,682

Total operating expenses	91,804,788	9,235,100	21,770,970	122,810,858

Gain on sale of real estate	—	16,101,237	—	16,101,237

Income (loss) from operations	55,029,270	16,258,077	(21,770,970)	49,516,377
Other income (expense):
Equity in earnings (losses) from investments in JV Properties	—	—	(611,526)	(611,526)
Equity in earnings (losses) from investments in Managed REITs	—	(647,548)	—	(647,548)
Other, net	394,535	569,387	480,139	1,444,061
Interest expense	(28,051,635)	—	(129,391)	(28,181,026)
Net loss on extinguishment of debt	(2,393,475)	—	—	(2,393,475)
Income tax (expense) benefit	(13,131)	606,719	(191,346)	402,242

Net income (loss)	$24,965,564	$16,786,635	$(22,223,094)	$19,529,105

The following tables summarize information for the reportable segments for the periods presented:

	Year Ended December 31, 2022
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$191,749,578	$—	$—	$191,749,578
Ancillary operating revenue	8,445,803	—	—	8,445,803
Managed REIT Platform revenue	—	7,819,216	—	7,819,216
Reimbursable costs from Managed REITs	—	4,628,497	—	4,628,497

Total revenues	200,195,381	12,447,713	—	212,643,094

Operating expenses:
Property operating expenses	58,437,110	—	—	58,437,110
Managed REIT Platform expense	—	2,485,290	—	2,485,290
Reimbursable costs from Managed REITs	—	4,628,497	—	4,628,497
General and administrative	—	—	28,253,905	28,253,905
Depreciation	48,503,743	—	913,936	49,417,679
Intangible amortization expense	14,728,148	472,706	—	15,200,854
Acquisition expenses	888,009	—	—	888,009
Contingent earnout adjustment	—	1,514,447	—	1,514,447
Write-off of equity interest and preexisting relationships upon acquisition of control	—	2,049,682	—	2,049,682

Total operating expenses	122,557,010	11,150,622	29,167,841	162,875,473

Gain on equity interests upon acquisition	—	16,101,237	—	16,101,237

Income (loss) from operations	77,638,371	17,398,328	(29,167,841)	65,868,858
Other income (expense):
Interest expense	(41,339,401)	—	(172,510)	(41,511,911)
Net loss on extinguishment of debt	(2,393,475)	—	—	(2,393,475)
Other, net	(209,578)	155,332	(794,559)	(848,805)
Income tax (expense) benefit	36,197	563,053	(44,465)	554,785

Net income (loss)	$33,732,114	$18,116,713	$(30,179,375)	$21,669,452

	Year Ended December 31, 2021
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$150,610,337	$—	$—	$150,610,337
Ancillary operating revenue	7,552,597	—	—	7,552,597
Managed REIT Platform revenue	—	6,322,970	—	6,322,970
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667

Total revenues	158,162,934	10,601,637	—	168,764,571

Operating expenses:
Property operating expenses	48,127,657	—	—	48,127,657
Managed REIT Platform expense	—	1,451,166	—	1,451,166
Reimbursable costs from Managed REITs	—	4,278,667	—	4,278,667
General and administrative	—	—	23,265,196	23,265,196
Depreciation	40,203,484	—	742,922	40,946,406
Intangible amortization expense	11,134,100	1,288,105	—	12,422,205
Acquisition expenses	934,838	—	—	934,838
Contingent earnout adjustment	—	12,619,744	—	12,619,744
Write-off of equity interest and preexisting relationships in SST IV upon acquisition of control	—	8,389,573	—	8,389,573

Total operating expenses	100,400,079	28,027,255	24,008,118	152,435,452

Gain on sale of real estate	178,631	—	—	178,631

Income (loss) from operations	57,941,486	(17,425,618)	(24,008,118)	16,507,750
Other income (expense):
Interest expense	(33,207,310)	—	(176,294)	(33,383,604)
Net loss on extinguishment of debt	(2,444,788)	—	—	(2,444,788)
Other, net	(173,245)	(602,403)	(1,279,703)	(2,055,351)
Income tax (expense) benefit	(193,604)	2,004,879	—	1,811,275

Net income (loss)	$21,922,539	$(16,023,142)	$(25,464,115)	$(19,564,718)

	Year Ended December 31, 2020
	Self Storage	Managed REIT Platform	Corporate and Other	Total
Revenues:
Self storage rental revenue	$104,888,883	$—	$—	$104,888,883
Ancillary operating revenue	5,286,042	—	—	5,286,042
Managed REIT Platform revenue	—	8,048,630	—	8,048,630
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808

Total revenues	110,174,925	13,849,438	—	124,024,363

Operating expenses:
Property operating expenses	38,305,199	—	—	38,305,199
Managed REIT Platform expense	—	2,806,921	—	2,806,921
Reimbursable costs from Managed REITs	—	5,800,808	—	5,800,808
General and administrative	—	—	16,471,199	16,471,199
Depreciation	31,773,526	—	521,101	32,294,627
Intangible amortization expense	5,234,312	4,542,804	—	9,777,116
Acquisition expenses	1,366,092	—	—	1,366,092
Contingent earnout adjustment	—	(2,500,000)	—	(2,500,000)
Impairment of goodwill and intangible assets	—	36,465,732	—	36,465,732
Impairment of investments in Managed REITs	—	4,376,879	—	4,376,879

Total operating expenses	76,679,129	51,493,144	16,992,300	145,164,573

Operating income (loss)	33,495,796	(37,643,706)	(16,992,300)	(21,140,210)
Other income (expense):
Interest expense	(35,864,227)	—	(189,085)	(36,053,312)
Other, net	(783,189)	1,222,086	(278,436)	160,461
Income tax (expense) benefit	2,491,215	3,335,043	—	5,826,258

Net loss	$(660,405)	$(33,086,577)	$(17,459,821)	$(51,206,803)

Summary of Total Assets by Segment
The following table summarizes our total assets by segment:

Segments	September 30, 2023	December 31, 2022
Self Storage (1)	$1,802,026,290	$1,820,922,309
Managed REIT Platform (2)	37,263,666	65,433,006
Corporate and Other	51,960,520	60,862,072

Total assets (3)	$1,891,250,476	$1,947,217,387

(1)
Included in the assets of the Self Storage segment as of September 30, 2023 and December 31, 2022 was approximately $52.2 million of goodwill. Additionally, as of September 30, 2023 and December 31, 2022, there were no accumulated impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of September 30, 2023 and December 31, 2022 was approximately $1.4 million of goodwill. Such goodwill is net of accumulated impairment charges in the Managed REIT Platform segment of approximately $24.7 million, which relates to the impairment charge recorded during the quarter ended March 31, 2020.

(3)
Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets as of December 31, 2022 and September 30, 2023, respectively, were associated with our self storage platform.

The following table summarizes our total assets by segment:

Segments	December 31, 2022	December 31, 2021
Self Storage (1)	$1,820,922,309	$1,546,835,094
Managed REIT Platform (2)	65,433,006	21,707,326
Corporate and Other	60,862,072	49,750,356

Total assets (3)	$1,947,217,387	$1,618,292,776

(1)
Included in the assets of the Self Storage segment as of December 31, 2022 and 2021 were approximately $52.2 million and $49.8 million of goodwill, respectively. Additionally, as of December 31, 2022 we had never recorded any impairment charges to goodwill within the Self Storage segment.

(2)
Included in the assets of the Managed REIT Platform segment as of December 31, 2022 and 2021, were approximately $1.4 million and $3.9 million of goodwill, respectively. Such goodwill is net of previous impairment charges in the Managed REIT Platform segment of approximately $24.7 million as of December 31, 2022 and 2021, which relates to the impairment charge recorded during the quarter ended March 31, 2020.

(3)
Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2022 and 2021 were associated with our self storage platform.